Employee benefit plans	12 Months Ended
Mar. 31, 2015
Employee benefit plans
Employee benefit plans

12. Employee benefit plans:

Nomura provides various pension plans and other post-retirement benefits which cover certain eligible employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society (“NSHIS”).

Defined benefit pension plans—

The Company and certain subsidiaries in Japan (“Japanese entities”) have contributory funded benefit pension plans for eligible employees. The benefits are paid as annuity payments subsequent to retirement or as lump-sum payments at the time of retirement based on a combination of years of service, age at retirement and employee’s choice. The benefits under the plans are calculated based upon position, years of service and reason for retirement. In addition to the plans described above, certain Japanese entities also have unfunded lump-sum payment plans. Under these plans, employees with at least two years of service are generally entitled to lump-sum payments upon termination of employment. The benefits under the plans are calculated based upon position, years of service and the reason for retirement. Nomura’s funding policy is to contribute annually the amount necessary to satisfy local funding standards. In December 2008, certain contributory funded benefit pension plans and unfunded lump-sum payment plans were amended and “Cash balance pension plans” were introduced. Participants receive an annual benefit in their cash balance pension plan account, which is computed based on compensation of the participants, adjusted for changes in Japanese government debt securities yields.

Certain overseas subsidiaries have various local defined benefit plans covering certain employees. Nomura recognized an asset for surplus pension benefits for these plans amounting to ¥10,441 million and ¥10,652 million as of March 31, 2014 and 2015, respectively.

Net periodic benefit cost

The following table presents the components of net periodic benefit cost for defined benefit plans of Japanese entities for the years ended March 31, 2013, 2014 and 2015. Nomura’s measurement date is March 31 for defined benefit plans of Japanese entities.

	Millions of yen
	Year ended March 31
	2013	2014	2015
Service cost	¥9,322	¥8,438	¥7,800
Interest cost	4,302	3,441	3,090
Expected return on plan assets	(4,072)	(4,971)	(5,732)
Amortization of net actuarial losses	3,630	2,767	2,127
Amortization of prior service cost	(1,545)	(1,149)	(1,148)

Net periodic benefit cost	¥11,637	¥8,526	¥6,137

Prior service cost is amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation or the fair value of plan assets are amortized over the average remaining service period of active participants, which is 11 years.

Benefit obligations and funded status

The following table presents a reconciliation of changes in projected benefit obligation (“PBO”) and the fair value of plan assets, as well as a summary of the funded status of Japanese entities’ plans as of, and for the years ended March 31, 2014 and 2015.

	Millions of yen
	As of or for the year ended March 31
	2014	2015
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥234,399	¥233,885
Service cost	8,438	7,800
Interest cost	3,441	3,090
Actuarial gain	(2,697)	6,106
Benefits paid	(9,708)	(10,070)
Acquisition, divestitures and other	12	47

Projected benefit obligation at end of year	¥233,885	¥240,858

Change in plan assets:
Fair value of plan assets at beginning of year	¥191,674	¥220,873
Actual return on plan assets	14,317	15,660
Employer contributions	23,278	5,914
Benefits paid	(8,396)	(8,610)

Fair value of plan assets at end of year	¥220,873	¥233,837

Funded status at end of year	(13,012)	(7,021)

Amounts recognized in the consolidated balance sheets	¥(13,012)	¥(7,021)

The accumulated benefit obligation (“ABO”) was ¥233,885 million and ¥240,858 million as of March 31, 2014 and 2015, respectively.

The following table presents the PBO, ABO and fair value of plan assets for Japanese entities’ plans with ABO and PBO in excess of plan assets as of March 31, 2014 and 2015.

	Millions of yen
	March 31
	2014	2015
Plans with ABO in excess of plan assets:
PBO	¥27,160	¥29,643
ABO	27,160	29,643
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥27,160	¥29,643
ABO	27,160	29,643
Fair value of plan assets	—	—

The following table presents pre-tax amounts of Japanese entities’ plans deferred in Accumulated other comprehensive income (loss) that have not yet been recognized as components of net periodic benefit cost during the year ended March 31, 2015.

Millions of yen
For the year ended March 31, 2015
Net actuarial loss	¥41,594
Net prior service cost	(9,385)

Total	¥32,209

Pre-tax amounts of Japanese entities’ plans in accumulated other comprehensive income which are expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows.

Millions of yen
For the year ending March 31, 2016
Net actuarial loss	¥1,451
Net prior service cost	(1,148)

Total	¥303

Assumptions

The following table presents the weighted-average assumptions used to determine projected benefit obligations of Japanese entities’ plans as of March 31, 2014 and 2015.

	March 31
	2014	2015
Discount rate	1.4%	0.9%
Rate of increase in compensation levels	2.5%	2.5%

The following table presents the weighted-average assumptions used to determine the net periodic benefit cost of Japanese entities’ plans as of March 31, 2013, 2014 and 2015.

	Year ended March 31
	2013	2014	2015
Discount rate	1.5%	1.4%	1.4%
Rate of increase in compensation levels	2.5%	2.5%	2.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Nomura generally determines the discount rates for its defined benefit plans by referencing indices for long-term, high-quality debt securities and ensuring that the discount rate does not exceed the yield reported for those indices after adjustment for the duration of the plans’ liabilities.

Nomura uses the expected long-term rate of return on plan assets to compute the expected return on assets. Nomura’s approach in determining the long-term rate of return on plan assets is primarily based on historical financial market relationships that have existed over time with the presumption that this trend will generally remain constant in the future.

Plan assets

Plan assets are managed with an objective to generate sufficient long-term value in order to enable future pension payouts. While targeting a long-term rate of return on plan assets, Nomura aims to minimize short-term volatility by managing the portfolio through diversifying risk. Based on this portfolio policy, the plan assets are invested diversely.

The plan assets of domestic plans target to invest 17% in equities (including private equity investments), 45% in debt securities, 20% in life insurance company general accounts, and 18% in other investments. Investment allocations are generally reviewed and revised at the time of the actual revaluation that takes place every five years or when there is a significant change in the portfolio assumptions.

The following tables present information about the fair value of plan assets of Japanese entities’ plans as of March 31, 2014 and March 31, 2015 within the fair value hierarchy.

For details of the levels of inputs used to measure the fair value of plan assets, see Note 2 “Fair value measurements”.

	Millions of yen
	March 31, 2014
	Level 1	Level 2	Level 3	Balance as of March 31, 2014
Pension plan assets:
Equities	¥26,730	¥—	¥—	¥26,730
Private equity investments	—	—	12,235	12,235
Japanese government securities	62,088	—	—	62,088
Bank and corporate debt securities	1,842	2,312	—	4,154
Investment trust funds and other(1)	—	19,383	11,820	31,203
Life insurance company general accounts	—	42,735	—	42,735
Other assets	—	41,728	—	41,728

Total	¥90,660	¥106,158	¥24,055	¥220,873

	Millions of yen
	March 31, 2015
	Level 1	Level 2	Level 3	Balance as of March 31, 2015
Pension plan assets:
Equities	¥23,665	¥—	¥—	¥23,665
Private equity investments	—	—	6,793	6,793
Japanese government securities	67,066	—	—	67,066
Bank and corporate debt securities	2,183	2,502	—	4,685
Investment trust funds and other(1)	—	18,457	48,545	67,002
Life insurance company general accounts	—	48,989	—	48,989
Other assets	—	15,637	—	15,637

Total	¥92,914	¥85,585	¥55,338	¥233,837

(1)	Includes hedge funds and real estate funds.

The fair value of plan assets of non-Japanese entities’ plans as of March 31, 2014 was ¥107 million, ¥32,953 million and ¥6,535 million which were classified in Level 1, Level 2 and Level 3 of the fair value hierarchy, respectively. The fair value of plan assets of non-Japanese entities’ plans as of March 31, 2015 was ¥4,222 million, ¥136 million and ¥43,851 million which were classified in Level 1, Level 2 and Level 3 of the fair value hierarchy, respectively.

Level 1 plan assets primarily include equity securities and government securities. Unadjusted quoted prices in active markets for identical assets that Nomura has the ability to access at the measurement date are classified as Level 1. Level 2 plan assets primarily include investment trust funds, corporate debt securities and investments in life insurance company’s general accounts. Investment trust funds are valued at their net asset values as calculated by the sponsor of the funds. Investments in life insurance company’s general accounts are valued at conversion value.

The following tables present information about plan assets of Japanese entities’ plans for which Nomura has utilized significant Level 3 valuation inputs to estimate fair value.

	Millions of yen
	Year ended March 31, 2014
	Balance as of April 1, 2013	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2014
Private equity investments	¥12,323	¥1,550	¥(1,638)	¥12,235
Investment trust funds and other	15,035	33	(3,248)	11,820

Total	¥27,358	¥1,583	¥(4,886)	¥24,055

	Millions of yen
	Year ended March 31, 2015
	Balance as of April 1, 2014	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2015
Private equity investments	¥12,235	¥(2,147)	¥(3,295)	¥6,793
Investment trust funds and other	11,820	3,936	32,789	48,545

Total	¥24,055	¥1,789	¥29,494	¥55,338

The fair value of Level 3 plan assets of non-Japanese entities’ plans, mainly consisting of annuities, was ¥6,535 million and ¥43,851 million as of March 31, 2014 and 2015, respectively. The amount of sales of Level 3 assets was ¥2,185 million during the year ended March 31, 2014, and the amount of purchases of Level 3 assets was ¥36,634 million during the year ended March 31, 2015. The amounts of gains and losses, purchases and sales other than above, transfers between Level 1 or Level 2 and Level 3 relating to these assets during the years ended March 31, 2014 and 2015 were not significant.

Cash Flows

Nomura expects to contribute approximately ¥5,918 million to Japanese entities’ plans in the year ending March 31, 2016. Nomura policy is to contribute annual amounts based on the relevant local funding requirements of the plans.

The following table presents the expected benefit payments of Japanese entities’ plans during the next five fiscal years and in aggregate for the five fiscal years thereafter.

Year ending March 31	Millions of yen
2016	¥12,191
2017	14,115
2018	14,606
2019	14,769
2020	13,672
2021-2025	69,034

Defined contribution pension plans—

In addition to defined benefit pension plans, the Company, NSC and other Japanese and non-Japanese subsidiaries have defined contribution pension plans.

Nomura contributed ¥3,600 million, ¥3,425 million and ¥3,488 million to defined contribution pension plans for Japanese entities’ plans for the years ended March 31, 2013, 2014 and 2015, respectively.

The contributions to overseas defined contribution pension plans were ¥7,448 million, ¥8,667 million and ¥10,382 million for the years ended March 31, 2013, 2014 and 2015, respectively.

Health care benefits—

The Company and certain subsidiaries provide certain health care benefits to both active and retired employees through NSHIS. The Company and certain subsidiaries also sponsor certain health care benefits to retired employees (“Special Plan”) and who participate in the Special Plan on a pay-all basis, i.e., by requiring a retiree contribution based on the estimated per capita cost of coverage. The Special Plan is a multi-employer post-retirement plan because it is jointly administered by NSHIS and the Japanese government, and the funded status of it is not computed separately. Therefore, although the Company and certain subsidiaries contribute some portion of the cost of retiree health care benefits not covered through retiree contributions, the Company and certain subsidiaries do not reserve for future costs. The health care benefit costs, which are equivalent to the required contribution, amounted to ¥7,434 million, ¥6,834 million and ¥7,116 million for the years ended March 31, 2013, 2014 and 2015, respectively.